SCHEDULE OF FOREIGN EXCHANGE RATES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Year/Period-end MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.4080	4.1520	4.4080	4.1520	4.2060	4.1650	4.1460	4.0170
Year/Period-average MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation					4.1936	4.1456	4.0678	4.2011
Exchange rate	4.3533	4.1285	4.2728	4.0981
Year/Period-end MYR : SGD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.1697	3.0873	3.1697	3.0873	3.1064	3.0853	3.0845	3.0396
Year/Period-average MYR : SGD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation					3.1003	3.0842	3.0530	3.0462
Exchange rate	3.1611	3.0970	3.1304	3.0749
Year/Period-end MYR : HKD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5618	0.5347	0.5618	0.5347	0.5372	0.5342	0.5333	0.5182
Year/Period-average MYR : HKD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation					0.5372	0.5333	0.5243	0.5417
Exchange rate	0.5548	0.5316	0.5459	0.5279
Year/Period-end MYR : CNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6428	0.6428	0.6428	0.6428	0.6630	0.6547	0.6326	0.6141
Year/Period-average MYR : CNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation					0.6606	0.6428	0.6277	0.6091
Exchange rate	0.6584	0.6390	0.6595	0.6334